Investment Objectives and Goals	Oct. 31, 2025
AllianzIM Buffer20 Allocation ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation with downside risk mitigation.
AllianzIM 6 Month Buffer10 Allocation ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation with downside risk mitigation.